Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets [Line Items]
Beginning balance	€ 8,158	€ 4,810
Ending balance	10,397	8,158
Carrying amounts
Additions	2,297	3,484
Disposals	(58)	(136)
Reclassification
Depreciation [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets [Line Items]
Beginning balance	(2,768)	(1,852)
Ending balance	(4,006)	(2,768)
Carrying amounts
Depreciation	(1,291)	(1,032)
Disposals	53	116
Carrying amounts [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets [Line Items]
Beginning balance	5,389	2,958
Ending balance	6,391	5,389
Property, plant and equipment [Member] | Cost [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets [Line Items]
Beginning balance	7,631	4,728
Ending balance	10,225	7,631
Carrying amounts
Additions	2,154	2,945
Disposals	(58)	(136)
Reclassification	498	94
Property, plant and equipment [Member] | Depreciation [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets [Line Items]
Beginning balance	(2,768)	(1,852)
Ending balance	(4,006)	(2,768)
Carrying amounts
Depreciation	(1,291)	(1,032)
Disposals	53	116
Property, plant and equipment [Member] | Carrying amounts [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets [Line Items]
Beginning balance	4,863	2,876
Ending balance	6,219	4,863
Construction in progress [Member] | Cost [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets [Line Items]
Beginning balance	527	82
Ending balance	172	527
Carrying amounts
Additions	143	539
Disposals
Reclassification	(498)	(94)
Construction in progress [Member] | Depreciation [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets [Line Items]
Beginning balance
Ending balance
Carrying amounts
Depreciation
Disposals
Construction in progress [Member] | Carrying amounts [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Development of Fixed Assets [Line Items]
Beginning balance	527	82
Ending balance	€ 172	€ 527